EARNINGS PER SHARE (Schedule of reconciliation for calculation of basic and diluted earnings per share) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share [Abstract]
Net loss from continuing operations after income taxes	$ (3,235,638)	$ (3,756,729)
Net loss from discontinued operations after income taxes	(8,080)	(212,813)
Net loss	$ (3,243,718)	$ (3,969,542)
Weighted average number of common shares outstanding	117,910,795	119,794,951
Dilutive effect of commitment to issue shares	555,793	793,093
Diluted weighted average number of common shares outstanding	118,466,588	120,588,044
Basic loss per share, continuing operations	$ (0.03)	$ (0.03)
Diluted loss per share, continuing operations	(0.03)	(0.03)
Basic loss per share, discontinued operations	0	0
Diluted loss per share, discontinued operations	(0)	(0)
Basic loss per share	(0.03)	(0.03)
Diluted loss per share	$ (0.03)	$ (0.03)